RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.   RELATED PARTY TRANSACTIONS
In the years ended December 31, 2013, 2012 and 2011, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice.
SeaTeam Singapore Pte. Limited, a majority owned subsidiary of Frontline, became the technical manager of the Ulriken on December 7, 2010. Balances owed by SeaTeam Singapore Pte. Limited relate to advance payments made with respect to technical management expenses.
A summary of net amounts incurred from related parties for the years ended December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	257	219	218

Amounts due from related parties at December 31 are as follows:

(in thousands of $)	2013	2012
SeaTeam Singapore Pte. Limited	1,041	86
ITCL	1,429	217
	2,470	303

An amount of $1.4 million was advanced to ITCL at December 31, 2013, in order to fund the operating expenses of the Vessel as the Company did not have a bank account that could be used for this purpose.
Amounts due to related parties at December 31, 2013 and 2012 are due to Frontline Ltd.